Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

June 3, 2024

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 825 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Funds listed in Exhibit A, the form of Government Money Market Funds - Administrator Prospectus, Government Money Market Funds - Institutional Prospectus, Government Money Market Funds - Retail Prospectus, Government Money Market Funds - Retail Prospectus, Government Money Market Funds - Roberts and Ryan Prospectus, Government Money Market Funds - Select Prospectus, Government Money Market Funds - Service Prospectus, Government Money Market Funds - Sweep Prospectus, Government Money Market Funds - Tribal Inclusion Prospectus, Retail Money Market Funds - Administrator Prospectus, Retail Money Market Funds - Premier Prospectus, Retail Money Market Funds - Retail Prospectus, and Retail Money Market Funds - Service Prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 825 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on May 24, 2024.

If you have any questions, please contact me at (617) 895-9401.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Allspring Government Money Market Fund
Allspring Money Market Fund
Allspring National Tax-Free Money Market Fund
Allspring Treasury Plus Money Market Fund
Allspring 100% Treasury Money Market Fund